Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Schedule of Lease Components

As of March 31, 2023, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	March 31, 2023
Assets
ROU assets – operating lease	Other assets	$1,750,175
Total ROU assets		$1,750,175

Liabilities
Current operating lease liability	Current liabilities	$234,050
Long-term operating lease liability	Other liabilities	1,610,734
Total lease liabilities		$1,844,784

As of December 31, 2022, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	December 31, 2022
Assets
ROU assets - operating lease	Other assets	$1,808,034
Total ROU assets		$1,808,034

Liabilities
Current operating lease liability	Current liabilities	$231,604
Long-term operating lease liability	Other liabilities	1,669,954
Total lease liabilities		$1,901,558

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of March 31, 2023 were as follows:

2023	198,835
2024	251,671
2025	247,960
2026	253,235
2027 and beyond	1,063,010
Total future minimum lease payments	$2,014,711
Less: Interest	(169,927)
Total operating lease liabilities	$1,844,784

Future minimum lease payments as of December 31, 2022 were as follows:

2023	264,108
2024	251,671
2025	247,960
2026	253,235
2027 and beyond	1,063,010
Total future minimum lease payments	$2,079,984
Less: Interest	(178,426)
Total operating lease liabilities	$1,901,558